Retirement Employee Benefits - Summary of Defined Benefit Plans (Detail) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Present value of defined benefit obligations	$ 216,908	$ 193,126	$ 183,125	$ 144,743